INCOME TAX (Detail Textuals) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2017
Disclosure Of Income Tax [Line Items]
Reduced corporate tax rate as per investment law	12.00%
Tax rate for enterprise located in development area A	7.50%
Net operating loss carryforwards	$ 265,900	$ 307,200
Capital loss to carry forward	$ 27,700	29,500
Capital Loss Carryforwards Expiration Period	5 years
Tax rate of taxable income as per Tax Cuts And Jobs Act				80.00%
Gross Unrecognized Tax Benefits	$ 6,260	$ 6,383
Domestic
Disclosure Of Income Tax [Line Items]
Primary tax rate of the Company	23.00%	23.00%	23.00%
Net operating loss carryforwards	$ 27,800	$ 20,400
Capital loss to carry forward	2,800	3,000
US
Disclosure Of Income Tax [Line Items]
Total loss carry forward	100,800
International
Disclosure Of Income Tax [Line Items]
Net operating loss carryforwards	18,700	19,200
United states federal Net operating loss
Disclosure Of Income Tax [Line Items]
Net operating loss carryforwards	51,600	$ 56,700
United States Federal Net Operating Loss One [Member]
Disclosure Of Income Tax [Line Items]
Total loss carry forward	$ 315,000
Total loss operating loss carryforwards expiration period	51 years